NATIONWIDE

VA SEPARATE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VA Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Mid Cap Growth Portfolio - Class 1 (OGGO)
1,409,045 shares (cost $21,909,219)	$25,658,711
Mid Cap Value Portfolio: Class 1 (JPMMV1)
230,187 shares (cost $1,152,107)	1,880,624
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)
4,155,689 shares (cost $43,901,564)	48,954,014
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)
1,609,230 shares (cost $16,543,156)	19,954,451
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)
1,114,960 shares (cost $14,400,458)	19,623,304
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)
667,135 shares (cost $10,394,692)	11,728,236
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)
1,030,726 shares (cost $15,521,733)	18,182,013
NVIT Nationwide Fund - Class I (TRF)
506,409 shares (cost $5,121,819)	5,160,305
NVIT Money Market Fund - Class I (SAM)
8,413,287 shares (cost $8,413,287)	8,413,287
Equity-Income Portfolio - Initial Class (FEIP)
541,652 shares (cost $12,087,398)	10,800,545
VIP Overseas Portfolio - Initial Class (FOP)
184,006 shares (cost $3,570,528)	2,960,652

Total Investments	$173,316,142

Accounts Payable	(3,202)

$173,312,940

Contract Owners’ Equity:
Accumulation units	172,691,946
Contracts in payout (annuitization) period (note 1f)	620,994

Total Contract Owners’ Equity (note 5)	$173,312,940

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	OGGO	JPMMV1	OGBDP	OGEI	OGLG	OGDMP	OGDEP
Reinvested dividends	$3,803,748	-	20,056	2,387,006	398,884	150,286	98,615	289,067
Mortality and expense risk charges (note 2)	(2,393,763)	(351,296)	(24,817)	(682,217)	(276,237)	(273,938)	(158,362)	(249,176)

Net investment income (loss)	1,409,985	(351,296)	(4,761)	1,704,789	122,647	(123,652)	(59,747)	39,891

Realized gain (loss) on investments	2,265,824	(140,280)	168,224	1,111,346	791,591	748,142	(371,098)	632,852

Change in unrealized gain (loss) on investments	14,336,715	3,880,447	165,796	(771,766)	1,901,571	2,315,674	2,099,210	2,205,226

Net gain (loss) on investments	16,602,539	3,740,167	334,020	339,580	2,693,162	3,063,816	1,728,112	2,838,078

Reinvested capital gains	1,032,722	331,973	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,045,246	3,720,844	329,259	2,044,369	2,815,809	2,940,164	1,668,365	2,877,969

Investment Activity:	TRF	SAM	FEIP	FOP
Reinvested dividends	$73,058	-	331,070	55,706
Mortality and expense risk charges (note 2)	(69,285)	(126,225)	(144,439)	(37,771)

Net investment income (loss)	3,773	(126,225)	186,631	17,935

Realized gain (loss) on investments	(83,370)	-	(398,985)	(192,598)
Change in unrealized gain (loss) on investments	726,042	-	1,137,347	677,168

Net gain (loss) on investments	642,672	-	738,362	484,570

Reinvested capital gains	-	-	691,163	9,586

Net increase (decrease) in contract owners’ equity resulting from operations	$646,445	(126,225)	1,616,156	512,091

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		OGGO		JPMMV1		OGBDP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,409,985	2,190,775	(351,296)	(411,035)	(4,761)	2,450	1,704,789	2,646,641
Realized gain (loss) on investments	2,265,824	2,280,199	(140,280)	(928,328)	168,224	279,364	1,111,346	1,470,695
Change in unrealized gain (loss) on investments	14,336,715	(4,067,640)	3,880,447	(675,362)	165,796	(251,297)	(771,766)	(551,257)
Reinvested capital gains	1,032,722	6,966	331,973	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,045,246	410,300	3,720,844	(2,014,725)	329,259	30,517	2,044,369	3,566,079

Equity transactions:
Purchase payments received from contract owners (note 3)	1,055,776	2,394,038	81,019	200,668	17,124	35,325	126,864	627,737
Transfers between funds	-	-	(75,048)	(839,467)	(24,134)	(21,082)	47,774	1,108,655
Redemptions (note 3)	(32,367,648)	(50,390,934)	(4,264,578)	(6,582,187)	(304,272)	(630,920)	(8,614,746)	(14,964,558)
Annuity benefits	(49,046)	(58,422)	(540)	(3,811)	-	-	(1,563)	(562)
Contingent deferred sales charges (note 2)	(10,371)	(14,231)	(1,542)	(1,830)	(120)	(191)	(2,178)	(3,117)
Adjustments to maintain reserves	8,507	14,973	(34)	931	(14)	2	182	(82)

Net equity transactions	(31,362,782)	(48,054,576)	(4,260,723)	(7,225,696)	(311,416)	(616,866)	(8,443,667)	(13,231,927)

Net change in contract owners’ equity	(12,317,536)	(47,644,276)	(539,879)	(9,240,421)	17,843	(586,349)	(6,399,298)	(9,665,848)
Contract owners’ equity beginning of period	185,630,476	233,274,752	26,198,545	35,438,966	1,862,772	2,449,121	55,353,403	65,019,251

Contract owners’ equity end of period	$173,312,940	185,630,476	25,658,666	26,198,545	1,880,615	1,862,772	48,954,105	55,353,403

CHANGES IN UNITS:
Beginning units	10,855,000	13,640,881	702,991	880,808	115,810	153,536	3,003,757	3,742,315
Units purchased	333,544	651,474	15,057	20,108	2,780	5,933	84,477	197,915
Units redeemed	(2,094,083)	(3,437,355)	(117,243)	(197,925)	(20,180)	(43,659)	(535,529)	(936,473)

Ending units	9,094,461	10,855,000	600,805	702,991	98,410	115,810	2,552,705	3,003,757

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OGEI		OGLG		OGDMP		OGDEP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$122,647	124,215	(123,652)	(58,912)	(59,747)	(59,450)	39,891	(11,210)
Realized gain (loss) on investments	791,591	1,202,438	748,142	609,230	(371,098)	(681,826)	632,852	968,972
Change in unrealized gain (loss) on investments	1,901,571	(1,154,279)	2,315,674	(242,913)	2,099,210	493,567	2,205,226	(1,551,857)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,815,809	172,374	2,940,164	307,405	1,668,365	(247,709)	2,877,969	(594,095)

Equity transactions:
Purchase payments received from contract owners (note 3)	49,925	250,148	65,096	165,771	50,209	179,432	46,093	259,142
Transfers between funds	(323,201)	(349,660)	(339,137)	(651,924)	53,592	(542,413)	(389,806)	(90,062)
Redemptions (note 3)	(3,661,759)	(5,630,541)	(3,507,756)	(4,721,645)	(2,090,765)	(3,524,145)	(3,285,135)	(5,304,802)
Annuity benefits	(9,688)	(9,845)	(280)	(1,279)	(336)	(336)	(394)	(380)
Contingent deferred sales charges (note 2)	(1,691)	(2,057)	(1,065)	(1,760)	(1,524)	(1,975)	(1,858)	(2,201)
Adjustments to maintain reserves	3,426	3,137	(16)	53	14	38	21	53

Net equity transactions	(3,942,988)	(5,738,818)	(3,783,158)	(5,210,784)	(1,988,810)	(3,889,399)	(3,631,079)	(5,138,250)

Net change in contract owners’ equity	(1,127,179)	(5,566,444)	(842,994)	(4,903,379)	(320,445)	(4,137,108)	(753,110)	(5,732,345)
Contract owners’ equity beginning of period	21,082,408	26,648,852	20,466,270	25,369,649	12,048,677	16,185,785	18,935,124	24,667,469

Contract owners’ equity end of period	$19,955,229	21,082,408	19,623,276	20,466,270	11,728,232	12,048,677	18,182,014	18,935,124

CHANGES IN UNITS:
Beginning units	1,845,369	2,342,956	1,024,318	1,276,457	685,122	894,657	1,870,026	2,359,765
Units purchased	25,213	47,513	8,722	26,422	17,964	41,009	19,955	60,556
Units redeemed	(339,985)	(545,100)	(177,454)	(278,561)	(121,260)	(250,544)	(343,592)	(550,295)

Ending units	1,530,597	1,845,369	855,586	1,024,318	581,826	685,122	1,546,389	1,870,026

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		TRF		SAM		FEIP		FOP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	3,773	(10,334)	(126,225)	(157,185)	186,631	124,330	17,935	1,265
Realized gain (loss) on investments		(83,370)	33,705	-	-	(398,985)	(594,276)	(192,598)	(79,775)
Change in unrealized gain (loss) on investments		726,042	(44,582)	-	-	1,137,347	480,281	677,168	(569,941)
Reinvested capital gains		-	-	-	-	691,163	-	9,586	6,966

Net increase (decrease) in contract owners’ equity resulting from operations		646,445	(21,211)	(126,225)	(157,185)	1,616,156	10,335	512,091	(641,485)

Equity transactions:
Purchase payments received from contract owners (note 3)		70,656	77,943	332,750	507,496	195,550	53,665	20,490	36,711
Transfers between funds		(138,854)	(2,442)	1,364,462	1,764,716	(99,744)	(339,873)	(75,904)	(36,448)
Redemptions (note 3)		(780,918)	(1,217,811)	(3,870,934)	(5,299,893)	(1,658,342)	(2,030,104)	(328,443)	(484,328)
Annuity benefits		(10,757)	(11,331)	(453)	(4,535)	(15,982)	(15,612)	(9,053)	(10,731)
Contingent deferred sales charges (note 2)		(102)	(79)	(124)	(433)	(119)	(577)	(48)	(11)
Adjustments to maintain reserves		2,763	3,396	3	(7)	(796)	4,531	2,958	2,921

Net equity transactions		(857,212)	(1,150,324)	(2,174,296)	(3,032,656)	(1,579,433)	(2,327,970)	(390,000)	(491,886)

Net change in contract owners’ equity		(210,767)	(1,171,535)	(2,300,521)	(3,189,841)	36,723	(2,317,635)	122,091	(1,133,371)
Contract owners’ equity beginning of period		5,371,071	6,542,606	10,713,802	13,903,643	10,759,226	13,076,861	2,839,178	3,972,549

Contract owners’ equity end of period	$	5,160,304	5,371,071	8,413,281	10,713,802	10,795,949	10,759,226	2,961,269	2,839,178

CHANGES IN UNITS:
Beginning units		237,499	287,465	790,079	1,011,728	401,112	486,258	178,917	204,936
Units purchased		2,532	17,831	149,882	227,221	4,697	3,223	2,265	3,743
Units redeemed		(38,911)	(67,797)	(311,334)	(448,870)	(63,462)	(88,369)	(25,133)	(29,762)

Ending units		201,120	237,499	628,627	790,079	342,347	401,112	156,049	178,917

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Growth Portfolio- Class 1 (OGGO)

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)

NATIONWIDE FUNDS GROUP

NVIT Nationwide Fund - Class I (TRF)

NVIT Money Market Fund - Class I (SAM)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Overseas Portfolio - Initial Class (FOP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25% and a administration charge of 0.05% for a total variable account charge of 1.30%.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2012

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $148,521 and $875,135, respectively, and total transfers from the Account to the fixed account were $4,948,004 and $5,541,373, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $30,499 and $60,809 to the account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$173,316,142	$0	$0	$173,316,142

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

		Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class 1 (OGGO)		$446,233	$4,726,248
Mid Cap Value Portfolio: Class 1 (JPMMV1)		60,277	376,443
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)		2,876,620	9,615,591
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)		541,299	4,361,957
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)		204,317	4,111,107
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)		160,014	2,208,576
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)		303,285	3,894,475
NVIT Nationwide Fund - Class I (TRF)		115,397	968,440
NVIT Money Market Fund - Class I (SAM)		544,192	2,844,716
Equity-Income Portfolio - Initial Class (FEIP)		1,279,237	1,975,638
VIP Overseas Portfolio - Initial Class (FOP)		104,149	466,915

	Total	$6,635,020	$35,550,106

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Growth Portfolio - Class 1 (OGGO)
2012	1.30%	600,805	$42.699926	$25,654,329	0.00%	14.60%
2011	1.30%	702,991	37.261121	26,194,270	0.00%	-7.37%
2010	1.30%	880,808	40.225052	35,430,547	0.00%	24.00%
2009	1.30%	1,218,063	32.439433	39,513,274	0.00%	41.18%
2008	1.30%	1,494,033	22.977335	34,328,897	0.00%	-44.52%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2012	1.30%	98,410	19.110002	1,880,615	1.06%	18.81%
2011	1.30%	115,810	16.084725	1,862,772	1.40%	0.84%
2010	1.30%	153,536	15.951445	2,449,121	1.44%	21.85%
2009	1.30%	265,766	13.091003	3,479,143	0.00%	30.91%	5/15/2009
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)
2012	1.30%	2,552,705	19.154286	48,895,242	4.58%	3.96%
2011	1.30%	3,003,757	18.424826	55,343,700	5.69%	6.06%
2010	1.30%	3,742,315	17.371488	65,009,580	4.05%	7.82%
2009	1.30%	4,940,336	16.112149	79,599,429	4.80%	8.22%
2008	1.30%	3,330,953	14.888146	49,591,715	5.99%	-0.01%
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)
2012	1.30%	1,530,597	12.982677	19,871,247	1.90%	14.07%
2011	1.30%	1,845,369	11.381201	21,002,526	1.81%	0.39%
2010	1.30%	2,342,956	11.337231	26,562,633	2.33%	12.92%
2009	1.30%	3,243,540	10.039975	32,565,071	2.60%	24.79%
2008	1.30%	3,994,505	8.045249	32,136,787	2.12%	-38.02%
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)
2012	1.30%	855,586	22.931777	19,620,108	0.72%	14.79%
2011	1.30%	1,024,318	19.977430	20,463,261	1.04%	0.53%
2010	1.30%	1,276,457	19.871739	25,365,421	1.03%	14.59%
2009	1.30%	1,758,741	17.341196	30,498,672	0.80%	32.57%
2008	1.30%	2,162,700	13.080386	28,288,951	1.00%	-40.01%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)
2012	1.30%	581,826	20.147682	11,722,445	0.82%	14.62%
2011	1.30%	685,122	17.578377	12,043,333	0.88%	-2.80%
2010	1.30%	894,657	18.085113	16,179,973	1.47%	17.97%
2009	1.30%	1,391,178	15.330188	21,327,004	1.59%	33.90%
2008	1.30%	1,762,714	11.448975	20,181,269	0.59%	-39.61%
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)
2012	1.30%	1,546,389	11.753337	18,175,231	1.52%	16.11%
2011	1.30%	1,870,026	10.122288	18,928,942	1.24%	-3.14%
2010	1.30%	2,359,765	10.450499	24,660,722	0.98%	12.10%
2009	1.30%	3,613,930	9.322403	33,690,512	2.82%	31.94%
2008	1.30%	4,647,556	7.065439	32,837,023	1.19%	-35.65%
NVIT Nationwide Fund - Class I (TRF)
2012	1.30%	201,120	25.109824	5,050,088	1.38%	12.73%
2011	1.30%	237,499	22.275036	5,290,298	1.12%	-0.78%
2010	1.30%	287,465	22.449115	6,453,335	0.99%	11.98%
2009	1.30%	357,289	20.048181	7,162,995	1.31%	24.46%
2008	1.30%	438,466	16.108472	7,063,017	1.34%	-42.32%
NVIT Money Market Fund - Class I (SAM)
2012	1.30%	628,627	13.381179	8,411,770	0.00%	-1.30%
2011	1.30%	790,079	13.557912	10,711,821	0.00%	-1.30%
2010	1.30%	1,011,728	13.735981	13,897,076	0.00%	-1.30%
2009	1.30%	304,817	13.916881	4,242,102	0.04%	-1.26%
2008	1.30%	492,866	14.094268	6,946,585	2.05%	0.73%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2012	1.30%	342,347	$30.762019	$10,531,285	3.01%	15.78%
2011	1.30%	401,112	26.569521	10,657,354	2.32%	-0.34%
2010	1.30%	486,258	26.659775	12,963,529	1.74%	13.65%
2009	1.30%	588,109	23.457056	13,795,282	2.21%	28.52%
2008	1.30%	697,200	18.252304	12,725,506	2.13%	-43.40%
VIP Overseas Portfolio - Initial Class (FOP)
2012	1.30%	156,049	18.453086	2,879,586	1.93%		19.17%
2011	1.30%	178,917	15.484942	2,770,504	1.32%	-18.24%
2010	1.30%	204,936	18.939472	3,881,380	1.37%	11.65%
2009	1.30%	226,631	16.963952	3,844,558	2.05%	24.88%
2008	1.30%	258,046	13.583708	3,505,222	2.27%	-44.54%
Insurance Trust - Insurance Trust Diversified Mid Cap Value Portfolio 1 (obsolete) (OGMVP)
2008	1.30%	271,369	13.475864	3,656,932	1.65%	-36.32%
Insurance Trust - Insurance Trust Government Bond Portfolio 1 (obsolete) (OGGB)
2008	1.30%	3,028,799	20.820458	63,060,982	5.62%	8.60%
JPMorgan Insurance Trust Balanced Portfolio 1 (obsolete) (OGAA)
2009	1.30%	1,490,471	21.060941	31,390,743	3.92%	22.84%
2008	1.30%	1,855,296	17.145561	31,810,091	3.91%	-25.29%

2012	Reserves for annuity contracts in payout phase:				620,994
2012	Contract owners equity:				$173,312,940
2011	Reserves for annuity contracts in payout phase:				361,695
2011	Contract owners equity:				$185,630,476
2010	Reserves for annuity contracts in payout phase:				421,435
2010	Contract owners equity:				$233,274,752
2009	Reserves for annuity contracts in payout phase:				380,173
2009	Contract owners equity:				$301,488,958
2008	Reserves for annuity contracts in payout phase:				334,697
2008	Contract owners equity:				$326,467,674

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.